Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, authorized		107,800,000	47,800,000
Ordinary shares, issued		1,653,559	669,605
Ordinary shares, outstanding		1,653,559	669,605

[1]	Prior period results have been retroactively adjusted to reflect the 1-for-30 reverse share split affected on September 18, 2023 (see Note 1b).